Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ (9,199)	$ (1,783)
Inventories	16,324	(16,023)
Prepaids	(203)	349
Accounts payable and accrued liabilities	8,995	4,010
Interest payable	(21)	(543)
Income tax paid	(2,275)	(750)
Income tax received		29
Total	13,621	(14,711)
Share purchase warrants issued (Note 18)	1,876
Assets acquired under capital lease	13,059
Derivative liabilities (Note 17e)		7,334
Share purchase warrants exercised (Note 17e)	$ (830)	$ 830